Summary of Significant Accounting Policies (Details) - Schedule of estimated fair value of the private warrants - $ / shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Oct. 22, 2020
Summary of Significant Accounting Policies (Details) - Schedule of estimated fair value of public warrants was determined using public trading price and private placement warrants was determined using a Black Scholes valuation model using Level 3 inputs
Exercise price (in Dollars per share)			$ 11.50
GOOD WORKS ACQUISITION CORP. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated fair value of public warrants was determined using public trading price and private placement warrants was determined using a Black Scholes valuation model using Level 3 inputs
Stock price (in Dollars per share)	$ 12.00	$ 9.95
Volatility		18.40%
Term		5 years
Risk-free rate		0.42%
Dividend yield		0.00%
GOOD WORKS ACQUISITION CORP. [Member] | Private Placement Warrants
Summary of Significant Accounting Policies (Details) - Schedule of estimated fair value of public warrants was determined using public trading price and private placement warrants was determined using a Black Scholes valuation model using Level 3 inputs
Exercise price (in Dollars per share)	11.50	$ 11.50		$ 11.50
Stock price (in Dollars per share)	$ 9.95	$ 9.95
Volatility	23.80%	18.40%
Probability of completing a business combination	90.00%	88.30%
Term	5 years 2 months 1 day	5 years 5 months 1 day
Risk-free rate	0.90%	0.42%
Dividend yield	0.00%	0.00%